Summary of Significant Accounting Policies - Schedule of Class A common stock subject to possible redemption (Details) - USD ($)		3 Months Ended		6 Months Ended	8 Months Ended
	Aug. 28, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Fair value of public warrants at issuance		$ 201,942		$ 316,115	$ 183,675
Common Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering					200,000,000
Fair value of public warrants at issuance					18,460,769
Ordinary share issuance costs					(1,208,380)
Accretion of carrying value to redemption value		2,130,352	$ 2,103,979		22,757,853
Class A ordinary shares subject to possible redemption		$ 207,323,035		$ 207,323,035	$ 203,088,704